INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 1,281	$ 0
Deferred	0	0
Income tax expense	1,281	0	$ 0
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	0	0
Foreign	1,281	0
Income tax expense	$ 1,281	$ 0	$ 0